Shareholder Report, Line Graph (Details) DFGA_Dimensional Retirement Income Fund_Institutional_TSR Annual {Institutional} - USD ($)											12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Nov. 02, 2015	Oct. 31, 2025
Institutional
Account Value [Line Items]
Line Graph and Table Measure Name											Dimensional Retirement Income Fund – Institutional
Accumulated Value	$ 14,355	$ 12,798	$ 12,378	$ 13,691	$ 12,380	$ 11,658	$ 10,822	$ 10,847	$ 10,365	$ 10,000	$ 15,573
Bloomberg Global Aggregate Bond Index (hedged to USD) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg Global Aggregate Bond Index (hedged to USD)
Accumulated Value	12,019	10,935	10,750	12,233	12,335	11,824	10,684	10,662	10,533	10,000	$ 12,656
ICE BofA US 3-Month Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA US 3-Month Treasury Bill Index
Accumulated Value	11,819	11,215	10,704	10,621	10,616	10,519	10,272	10,103	10,030	10,000	$ 12,333
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. TIPS Index
Accumulated Value	12,701	11,694	11,779	13,306	12,427	11,391	10,454	10,585	10,597	10,000	$ 13,471
S&P Global BMI Index (net div.) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											S&P Global BMI Index (net div.)
Accumulated Value	$ 22,921	$ 17,341	$ 15,861	$ 19,996	$ 14,497	$ 13,919	$ 12,431	$ 12,577	$ 10,181	$ 10,000	$ 27,946